SUBSEQUENT EVENTS (Details Narrative) - shares			1 Months Ended
	Aug. 05, 2024	Mar. 08, 2023	Jan. 24, 2025	May 16, 2024
Conversion of preferred stock			1,000,000
Issuance of common stock upon conversion			50,000,000
August 5 2024 [Member] | Board Of Directors [Member]
Voting percentage from shareholders	99.00%
Reverse stock split	7,500-for-1
Description Of Common stock shares transactions	every 7,500 shares of the Company’s common stock, issues and outstanding on November 27, 2024, automatically convert into 1 new share of common stock
Series A Preferred Stock [Member] | May 16 2024 [Member]
Restricted Stock Issuance				9,000,000
Agreement description				The Shares convert at a ratio of 1-for-50, meaning each share of Series A Preferred Stock converts into 50 shares of Common Stock, and the Shares carry voting rights equal to 500 for 1 Series A Preferred Stock held, thus giving Seller voting control of the Company
Series A Preferred Stock [Member] | Unwind Agreement [Member]
Restricted preferred shares returned				9,000,000
Asset Purchase Agreement [Member] | Series A Preferred Stock [Member]
Shares issued for asset purchase agreement, shares		9,000,000